Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Disclosure [Abstract]
Reconciliation of NRG's basic earnings per share to diluted earnings per share
The reconciliation of NRG's basic earnings per share to diluted earnings per share is shown in the following table:

	Year Ended December 31,
	2011	2010	2009
	(In millions, except per share amounts)
Basic earnings per share attributable to NRG common stockholders
Numerator:
Net income attributable to NRG Energy, Inc.	$197	$477	$942
Preferred stock dividends	(9)	(9)	(33)
Net income attributable to NRG Energy, Inc. available to common stockholders	$188	$468	$909
Denominator:
Weighted average number of common shares outstanding	240	252	246
Basic earnings per share:
Net income attributable to NRG Energy, Inc.	$0.78	$1.86	$3.70
Diluted earnings per share attributable to NRG common stockholders
Numerator:
Net income attributable to NRG Energy, Inc.	$188	$468	$909
Add preferred stock dividends for dilutive preferred stock	—	—	23
Net income attributable to NRG Energy, Inc. available to common stockholders	$188	$468	$932
Denominator:
Weighted average number of common shares outstanding	240	252	246
Incremental shares attributable to the issuance of equity compensation (treasury stock method)	1	1	1
Incremental shares attributable to the assumed conversion features of outstanding preferred stock (if-converted method)	—	1	24
Total dilutive shares	241	254	271
Diluted earnings per share:
Net income attributable to NRG Energy, Inc.	$0.78	$1.84	$3.44

Summary of NRG's outstanding equity instruments that are anti-dilutive and were not included in the computation of the Company's diluted earnings per share
The following table summarizes NRG's outstanding equity instruments that are anti-dilutive and were not included in the computation of the Company's diluted earnings per share:

	Year Ended December 31,
	2011	2010	2009
	(In millions of shares)
Equity compensation — NQSOs and PUs	7	6	6
Embedded derivative of 3.625% redeemable perpetual preferred stock	16	16	16
Total	23	22	22